SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS AND LONG-LIVED ASSETS, BY GEOGRAPHICAL AREAS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,145,915	$ 909,517	$ 876,729
Total long-lived assets	442,666	461,061
Domestic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
Total long-lived assets
MENA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,132,321	893,635	865,917
Total long-lived assets	431,002	443,967
Rest of world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,594	15,882	$ 10,812
Total long-lived assets	$ 11,664	$ 17,094